SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Expected volatility	68.00%
Expected dividends	$ 0	$ 0
Risk-free interest rate, minimum	3.80%	3.60%
Risk free interest rate, maximum	4.50%	4.60%
Forfeitures	$ 0	$ 0
Minimum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Expected term	5 years 9 months 18 days	2 years
Expected volatility		30.00%
Maximum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Expected term	6 years 3 months	6 years
Expected volatility		71.00%